Leases - Schedule of Amounts Recognized in Profit or Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Amounts Recognized in Profit or Loss [Member]
Depreciation on right-of-use asset	€ 629	€ 718		€ 743
Interest expenses on lease liability	€ 337	€ 407	[1]	€ 370	[1]

[1]	Including the amounts of €66 thousand and €74 thousand that were presented as a discontinued operation and classified as held for sale for 2023 and 2022, respectively.